Long-Term Investments (Details) - Schedule of Equity Investments without Readily Determinable Fair Values - Equity Method Investments [Member] - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Equity Method Investments [Line Items]
Equity investments without readily determinable fair values	$ 232,924	$ 401,457
Equity method investments
Total equity method investments	223,674	208,929
Long term investment	456,598	610,386
Beijing UniDev Software Co., Ltd. (“UniDev”) [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments without readily determinable fair values	232,924	252,161
Shenzhen Huaqin Robotics Co., Ltd. (“Huaqin Robotics”). [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments without readily determinable fair values		149,296
Fuson Group Limited (“Fuson”) [Member]
Equity method investments
Total equity method investments	210,243	139,164
Shanghai Shier Information Technology Co., Ltd. (“Shier”). [Member]
Equity method investments
Total equity method investments	$ 13,431	$ 69,765